Loans and Allowance for Loan Losses - Troubled Debt Restructuring Categorized by Loan (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	9	4
Pre Modification Outstanding Recorded Investment	$ 1,614	$ 2,017
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 1,494	$ 2,016
Residential 1-4 Family [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4	2
Pre Modification Outstanding Recorded Investment	$ 130	$ 77
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 130	$ 77
Multifamily [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	0
Pre Modification Outstanding Recorded Investment	$ 1,364	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 1,244	$ 0
Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	1
Pre Modification Outstanding Recorded Investment	$ 0	$ 1,938
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 1,938
Farmland [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	1	0
Pre Modification Outstanding Recorded Investment	$ 103	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 103	$ 0
Second mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Equity Lines of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Agricultural, Installment and Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	1
Pre Modification Outstanding Recorded Investment	$ 17	$ 2
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 17	$ 1